Debt, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt, Net

9. Debt, Net

Second Amendment to Sprott Credit Agreement

On March 30, 2022, the Company and Lender under the Sprott Credit Agreement entered into the Second Amended and Restated Credit Agreement (“Second A&R Agreement”), which: (a) extended the maturity date for all of the loans and other principal obligations under the Sprott Credit Facility by two years, to May 31, 2027; (b) provided for the Company to prepay principal under the facility in the amount of $10.0 million promptly upon the Company’s receipt of cash proceeds from the Private Placement Offering with American Multi-Cinema, Inc. and 2176423 Ontario Limited (the “Initial Equity Proceeds Prepayment”); (c) provided for the Company to prepay principal under the Sprott Credit Agreement in the amount of $13.9 million (representing 10% of the subsequent issuance of its equity interests consummated on or prior to March 31, 2022) (the “Subsequent Equity Proceeds Prepayments”); and (d) eliminated the prepayment premiums otherwise payable with respect to the Initial Equity Proceeds Prepayment, the Subsequent Equity Proceeds Prepayments and all future prepayments of principal under the Sprott Credit Facility. In addition, the Company’s obligations to prepay principal with proceeds of asset sales will be credited/offset by the aggregate amount of Initial Equity Proceeds Prepayment and the Subsequent Equity Proceeds Prepayments ($23.9 million), and to maintain a minimum amount of Unrestricted Cash (as defined in the Second A&R Agreement) was increased to $15.0 million. The Company: (i) paid the previously deferred additional interest of $0.5 million; (ii) made the Initial Equity Proceeds Prepayment of $10.0 million and paid in-kind a $3.3 million fee in connection with the modification and capitalized it to principal on March 16, 2022; and (iii) made the Subsequent Equity Proceeds Prepayment of $13.9 million on March 30, 2022. The Company accounted for the Second A&R Agreement as a debt modification as the Second A&R Agreement did not result in debt that was substantially different.

Amendment to the 10% Senior Secured Notes and Note Exchange Agreement

On March 14, 2022, the Company entered into an amendment to the 10% Senior Secured Notes and Note Exchange Agreement (the “Note Amendment”), with: (i) certain direct and indirect subsidiaries of the Company as Guarantors; (ii) holders of the 10% Senior Secured Notes (the “Subordinated Notes”), including certain funds affiliated with, or managed by, Mudrick Capital Management, L.P, Whitebox Advisors, LLC, Highbridge Capital Management, LLC, Aristeia Highbridge Capital Management, LLC and Wolverine Asset Management, LLC (collectively, the “Amending Holders”); and (iii) Wilmington Trust, National Association, in its capacity as collateral agent. The Note Amendment amends the Note Exchange Agreement dated as of January 13, 2020 (the “Note Exchange Agreement”) and the Subordinated Notes issued thereunder in order to extend the maturity date of the Subordinated Notes from December 1, 2025 to December 1, 2027. The Note Amendment also removes the requirements that a holder receive the consent of the Company and the other holders in order to transfer any Subordinated Note. The Amending Holders constituted all of the holders of the Subordinated Notes. The Note Amendment became effective upon the closing of a private placement upon receipt of $55.9 million gross cash proceeds (before deduction of fees and expenses). The Company accounted for the Note Amendment as a debt modification as the Note Amendment did not result in debt that was substantially different.

Debt covenants

The Company’s debt agreements contain representations and warranties, events of default, restrictions and limitations, reporting requirements, and covenants that are customary for agreements of these types.

As of March 31, 2022, the Company was in compliance with all covenants under its debt agreements.

Debt balances

The following table summarizes the components of Debt, net (dollars in thousands):

	March 31,	December 31,
	2022	2021
Debt, net, current:
Sprott Credit Agreement	$2,200	$17,223
Note payable	126	115
Less, debt issuance costs	—	(672)
Total	$2,326	$16,666

Debt, net, non-current:
Sprott Credit Agreement, net of original issue discount ($12.2 million, net)	$43,585	$51,809
Subordinated Notes	95,940	93,599
Note payable	301	345
Less, debt issuance costs	(2,449)	(2,115)
Total	$137,377	$143,638

The following table summarizes the Company’s contractual payments of Debt, net, including current maturities, for the five years subsequent to March 31, 2022 (dollars in thousands):

April 1, 2022 through December 31, 2022	$1,744
2023	2,327
2024	2,329
2025	1,154
2026	22
2027	146,744
Total	154,320
Less, original issue discount, net of accumulated amortization ($8.2 million)	(12,168)
Less, debt issuance costs, net of accumulated amortization ($2.5 million)	(2,449)
Total debt, net	$139,703

Interest expense, net of capitalized interest

The following table summarizes the components of recorded Interest expense, net of capitalized interest (dollars in thousands):

	Three Months Ended
	March 31,
	2022	2021
Sprott Credit Agreement	$1,493	$1,552
Subordinated Notes	2,340	2,120
Amortization of original issue discount	1,158	1,088
Amortization of debt issuance costs	337	335
Other interest expense	18	8
Capitalized interest	—	(654)
Total	$5,346	$4,449

The Company capitalizes interest to Plant and equipment, net for construction projects in accordance with ASC Topic 835, Interest. Interest expense incurred under the Subordinated Notes is payable-in-kind. In May 2021, the Company began paying cash for interest expense incurred under the Sprott Credit Agreement. Prior to May 2021, interest expense incurred under the Sprott Credit Agreement was payable-in-kind.

10. Debt, Net

Debt covenants

The Company’s debt agreements contain representations and warranties, events of default, restrictions and limitations, reporting requirements, and covenants that are customary for agreements of these types.

On November 9, 2021, we entered into a waiver (the “Waiver”) with Sprott Private Resource Lending II (Collector), LP (the “Lender”) of certain provisions of the Sprott Credit Agreement. Pursuant to the Waiver, the Lender has: (i) permitted the Company to cease active mining operations; and (ii) to reduce the amount of Unrestricted Cash required to be maintained by the Company from not less than $10.0 million to not less than $9.0 million for the period ending May 10, 2022.

As a result of the receipt of the Waiver, as of December 31, 2021, the Company was in compliance with all covenants under its debt agreements. Refer to Note 25 - Subsequent Events for further details on the Company’s debt covenants and changes to the Company’s debt agreements.

Debt balances

The following table summarizes the components of Debt, net (dollars in thousands):

	December 31, 2021	December 31, 2020
Debt, net, current:
Sprott Credit Agreement	$17,223	$5,274
Note payable	115	—
Less, debt issuance costs	(672)	(154)
Total	$16,666	$5,120

Debt, net, non-current:
Subordinated Notes	$93,599	$84,797
Sprott Credit Agreement (1)	51,809	61,894
Note payable	345	—
Less, debt issuance costs	(2,115)	(4,026)
Total	$143,638	$142,665
(1)	Non-current portion of the Sprott Credit Agreement as of the years ended December 31, 2021 and 2020 is presented net of original issue discount of 10.0 million and $14.7 million, respectively.

The following table summarizes the Company’s contractual payments of Debt, net, including current maturities, for the four years subsequent to December 31, 2021 (dollars in thousands):

2022	17,338
2023	24,879
2024	24,864
2025	106,034
Total	173,115
Less, original issue discount, net of amortization ($7.0 million)	(10,024)
Less, debt issuance costs, net of amortization ($2.1 million)	(2,787)
Total debt, net	$160,304

Sprott Credit Agreement

On October 4, 2019, the Company, as borrower, certain subsidiaries of the Company, as guarantors, and Sprott Private Resource Lending II (Collector), LP. (“Lender”), as arranger, executed a secured multi-advance term credit facility pursuant to which Lender committed to make, subject to certain conditions set forth therein, term loans in an aggregate principal amount up to $110.0 million. On May 29, 2020, the Company entered into the Sprott Credit Agreement to update the conditions precedent and effect certain other changes to conform to the details of the business combination. On May 29, 2020, at the consummation of the Recapitalization Transaction, the Company borrowed $70.0 million under the Sprott Credit Agreement, which was equal to the amount available under the first and second tranches, and issued to Lender 496,634 shares of common stock, which was equal to 1.0% of the Company’s post-closing shares of common stock outstanding. The Company paid an original issuance discount equal to 2.0% ($1.4 million) of the amount borrowed. The Company does not believe it is currently able to borrow under the third and final $40.0 million tranche of the Sprott Credit Agreement due to its inability to satisfy applicable conditions and production milestones required by certain conditions precedent to borrowing.

As it relates to the $62.3 million initially recorded for the Sprott Credit Agreement on the May 29, 2020 closing of the Recapitalization Transaction, the Company recorded $70.0 million for the stated amount of the borrowing itself, $9.3 million for the additional interest payment obligation, and a $17.0 million discount (inclusive of the $1.4 million original issuance discount), which will be amortized to Interest expense, net of capitalized interest using the effective interest method over the term of the Sprott Credit Agreement. As of December 31, 2021, the interest rate charged on the outstanding principal balance of the Sprott Credit Agreement was

8.5%. Using the closing price of $12.65 per share of common stock on the Recapitalization Transaction date, the Company also recorded $6.3 million to Additional paid-in capital for the 496,634 shares of common stock issued to the Lender.

Advances under the Sprott Credit Agreement bear interest monthly at a floating rate equal to 7.0% plus the greater of (i) U.S. Dollar three-month LIBOR and (ii) 1.5%, per annum, accruing daily and compounded monthly. For a period of twelve months following the May 29, 2020 initial advance date, no cash payments of interest or principal will be due, with 100% of interest accruing and being capitalized on a monthly basis to the outstanding principal balance of the Sprott Credit Agreement. Additionally, for each three-month period commencing on February 28, 2021 and ending on the maturity date, the Company shall pay Lender additional interest on the last business day of such three-month period, calculated according to a formula set forth in the Sprott Credit Agreement and currently equal to $0.5 million per quarter ($9.3 million in total over the life of the Sprott Credit Agreement). Upon a prepayment of the entire Sprott Credit Agreement, all remaining additional interest payments and all remaining and yet unpaid additional interest must be prepaid as well.

The Company was required to make principal repayments beginning on August 31, 2021 and on the last business day every three months thereafter. The first four principal repayments are equal to two and one-half percent (2.5)% of the outstanding principal amount of the Sprott Credit Agreement on May 31, 2021 (including all capitalized interest thereon, if any, but excluding the principal repayment then due). All subsequent principal repayments are equal to seven and one-half (7.5)% of the outstanding principal amount of the Sprott Credit Agreement on May 31, 2021 (including all capitalized interest thereon, if any, but excluding the principal repayment then due). The entire outstanding balance of the Sprott Credit Agreement, together with all unpaid interest and fees (including all capitalized interest, if any), is due on the day that is five years from the last day of the month of the initial closing date, which shall be no later than May 31, 2025, the maturity date. The Company reviewed the features of the Sprott Credit Agreement for embedded derivatives, and determined no such instruments exist.

The Sprott Credit Agreement may be repaid in whole or in part, at any time prior to the maturity date. Each prepayment or cancellation of the Sprott Credit Agreement (including capitalized interest, if any), whether in whole or in part, voluntarily or mandatory, subject to certain exceptions, that occurs on or prior to the fourth anniversary of the date of the initial advance is subject to a prepayment premium between 3.0% and 5.0%. The obligations of the Company under the Sprott Credit Agreement are guaranteed by Credit Parties and secured by a lien on all properties and assets now owned, leased or hereafter acquired or leased by any Credit Party, as such terms are defined and further detailed in the Sprott Credit Agreement.

The Company is required to make prepayments of its outstanding principal balance equal to 50% or 100% of the proceeds received as outlined in the Sprott Credit Agreement. On October 31, 2020, the Company completed the sale of a SAG mill that was not in use for net proceeds of $2.3 million, of which $1.2 million was repaid in accordance with the Sprott Credit Agreement. See Note 25 - Subsequent Events for additional information related to repayment terms for the Sprott Credit Agreement.

Subordinated Notes

In connection with the business combination and pursuant to a 1.25 Lien Exchange Agreement, on May 29, 2020, the Company assumed $80.0 million in aggregate principal amount of Seller’s 1.25 Lien Notes that were exchanged as part of the Recapitalization Transaction (the ”Subordinated Notes”). The Subordinated Notes are secured and subordinate in priority to the obligations under the Sprott Credit Agreement. The Subordinated Notes bear interest at a rate of 10.0% per annum, payable in-kind on a quarterly basis. The principal on the new Subordinated Notes is due December 1, 2025. See Note 25 - Subsequent Events for additional information related to repayment terms for the Subordinated Notes.

2.0 Lien Notes

As discussed in Note 3 - Recapitalization Transaction, on May 29, 2020, $221.3 million of Seller’s 2.0 Lien Notes were converted into shares of Seller common stock which, along with all of Seller’s other stockholders, as part of Sellers’s plan of dissolution, received a pro rata distribution of common stock from Seller that was received by Seller as consideration from the Company. The Company recorded $74.6 million directly to retained earnings upon Seller’s distribution of 14,795,153 shares of common stock to Seller’s former 2.0 Lien Note holders, which represented the difference between the carrying value of the 2.0 Lien Notes and the value of the common stock received as consideration by Seller’s former 2.0 Lien Note holders. The 2.0 Lien Notes bore interest at a rate of 15.0% per annum, payable in-kind on a quarterly basis, through the issuance of additional 2.0 Lien Notes. The 2.0 Lien Notes were converted into Seller common stock at a conversion price of $1.67 per share in accordance with the 2.0 Lien Agreement. While outstanding, the obligations under the 2.0 Lien Notes and the guarantees by the guarantors in respect thereof were secured by liens on substantially all assets of the Company and the guarantors, subject to the priority of the liens that secured the obligations under the First Lien Agreement, the 1.25 Lien Notes and the 1.5 Lien Notes.

1.5 Lien Notes

As discussed in Note 3 - Recapitalization Transaction, on May 29, 2020, after giving effect to the 1.5 Lien Notes’ 110.0% repurchase feature, $145.7 million of Seller’s 1.5 Lien Notes plus accrued and unpaid interest were exchanged, and subsequently cancelled, for 16,025,316 shares of common stock. The Company recorded a $14.6 million loss directly to retained earnings upon such exchange, which represented 10.0% of the $145.7 million aggregate principal amount of 1.5 Lien Notes balance at the time of exchange. While outstanding, the 1.5 Lien Notes bore interest at a rate of 15.0% per annum, which was payable in-kind on a quarterly basis, through the issuance of additional 1.5 Lien Notes. While outstanding, the obligations under the 1.5 Lien Notes and the guarantees by the guarantors in respect thereof were secured by liens on substantially all assets of Seller and the guarantors, subject to the priority of the liens that secured the obligations of the First Lien Agreement and the 1.25 Lien Notes, but superior in priority to the liens that secured the obligations of the 2.0 Lien Notes and the unsecured obligations of Seller.

1.25 Lien Notes

As discussed in Note 3 - Recapitalization Transaction, on May 29, 2020, $48.5 million in aggregate principal amount of Seller’s 1.25 Lien Notes, which bore interest at 15.0% per annum, payable in-kind, were exchanged, and subsequently cancelled, for 4,845,920 shares of common stock and the remaining $80.0 million aggregate principal amount of Seller’s 1.25 Lien Notes were exchanged for $80.0 million in aggregate principal amount of new Subordinated Notes that were assumed in the Recapitalization Transaction by the Company, bearing interest at a rate of 10.0% per annum, payable-in-kind. The 1.25 Lien Notes bore interest at a rate of 15.0% per annum, which was payable in-kind on a quarterly basis, through the issuance of additional 1.25 Lien Notes. While outstanding, the obligations under the 1.25 Lien Notes and the guarantees by the guarantors in respect thereof were secured by liens on substantially all assets of Seller and the guarantors, subject to the priority of the liens that secured the obligations of the First Lien Agreement, but superior in priority to the liens that secured the obligations of the 1.5 Lien Notes, the 2.0 Lien Notes and the unsecured obligations of Seller.

First Lien Agreement

As discussed in Note 3 - Recapitalization Transaction, on May 29, 2020, $125.5 million of outstanding principal under the First Lien Agreement with the Bank of Nova Scotia as agent, plus accrued interest, was repaid. Most recently, from January 31, 2020 through the repayment date, the First Lien Agreement bore interest at either LIBOR plus 7.5% or an Alternate Base Rate Canada plus 7.5%, as such terms were defined in the First Lien Agreement. The repayment of the First Lien Agreement and other obligations under the First Lien Agreement were guaranteed by all of the direct and indirect domestic subsidiaries of Seller. While outstanding, the obligations under the First Lien Agreement, the guarantees by the guarantors in respect thereof were secured by liens on substantially all of the assets of the Company and its subsidiaries. Upon repayment of the First Lien Agreement, $3.3 million of restricted cash was released to the Company (see Note 6 - Restricted Cash).

Promissory Note

As discussed in Note 3 - Recapitalization Transaction, on May 29, 2020, a $6.9 million promissory note was repaid, the obligation of which related to a 2014 settlement with a vendor of a predecessor of Seller.

Interest expense, net of capitalized interest

The following table summarizes the components of recorded Interest expense, net of capitalized interest (dollars in thousands):

	Years Ended December 31,
	2021	2020
Sprott Credit Agreement	$10,997	$6,009
Subordinated Notes	8,803	4,797
Amortization of debt issuance costs	1,394	1,972
Other interest expense	53	40
2.0 Lien Notes	—	12,902
1.5 Lien Notes	—	8,635
1.25 Lien Notes	—	6,218
First Lien Agreement	—	4,575
Promissory Note	—	141
Capitalized interest	(654)	(1,831)
Total	$20,593	$43,458

The Company capitalizes interest to Plant, equipment, and mine development, net for construction projects in accordance with ASC Topic 835, Interest. Interest expense incurred under the Subordinated Notes is payable-in-kind. In May 2021, the Company began paying cash for interest expense incurred under the Sprott Credit Agreement. Prior to May 2021, interest expense incurred under the Sprott Credit Agreement was payable-in-kind.